Finance Receivables - Geographic Diversification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 14,909	$ 13,686
Finance receivable | Geographic concentration
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 14,909	$ 13,686
Concentration (as a percent)	100.00%	100.00%
Finance receivable | Geographic concentration | Texas
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 1,300	$ 1,194
Concentration (as a percent)	9.00%	9.00%
Finance receivable | Geographic concentration | North Carolina
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 1,155	$ 1,112
Concentration (as a percent)	8.00%	8.00%
Finance receivable | Geographic concentration | Pennsylvania
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 882	$ 825
Concentration (as a percent)	6.00%	6.00%
Finance receivable | Geographic concentration | California
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 876	$ 806
Concentration (as a percent)	6.00%	6.00%
Finance receivable | Geographic concentration | Ohio
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 726	$ 660
Concentration (as a percent)	5.00%	5.00%
Finance receivable | Geographic concentration | Florida
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 674	$ 572
Concentration (as a percent)	5.00%	4.00%
Finance receivable | Geographic concentration | Illinois
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 667	$ 599
Concentration (as a percent)	4.00%	4.00%
Finance receivable | Geographic concentration | Virginia
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 641	$ 623
Concentration (as a percent)	4.00%	5.00%
Finance receivable | Geographic concentration | Georgia
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 618	$ 586
Concentration (as a percent)	4.00%	4.00%
Finance receivable | Geographic concentration | Indiana
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 608	$ 539
Concentration (as a percent)	4.00%	4.00%
Finance receivable | Geographic concentration | Tennessee
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 520	$ 465
Concentration (as a percent)	3.00%	3.00%
Finance receivable | Geographic concentration | Other
GEOGRAPHIC DIVERSIFICATION
Net finance receivables	$ 6,242	$ 5,705
Concentration (as a percent)	42.00%	42.00%